Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income taxes
Schedule of tax recognized through profit or loss

in EUR k	2018	2019	2020
Current tax expenses	(87)	(158)	(74)
Current year	(87)	(1)	(58)
Adjustments for prior periods	—	(157)	(16)
Deferred tax (expense)/income	397	—	(207)
Temporary differences	527	(514)	(182)
Tax losses	(130)	514	(25)
Total income tax (expenses)/benefit	310	(158)	(281)

Schedule of reconciliation of the effective tax rate to the statutory rate

in EUR k	2018	2019	2020
Loss before tax	(11,648)	(20,697)	(21,097)
Taxes on the basis of the Company’s domestic tax rate	3,623	6,445	6,570
Tax rate effect of foreign tax jurisdictions	406	412	65
Non‑deductible expenses	(105)	(441)	(903)
Current year losses for which no deferred tax assets were recognized	(3,528)	(6,416)	(5,792)
Tax income related to prior years	—	(157)	(137)
Other effects	(86)	(1)	(84)
Income tax (expenses)/ benefit	310	(158)	(281)

Schedule of breakdown of deferred taxes in the statement of financial position

	December 31, 2019		December 31, 2020
	Deferred	Deferred	Deferred	Deferred
in EUR k	tax assets	tax liabilities	tax assets	tax liabilities
Intangible assets	—	(3,013)	—	(2,934)
Property, plant and equipment	—	(156)	—	(133)
Right-of-use assets	—	—	—	(5,029)
Measurement of service contracts	—	(173)	—	(145)
Leasing liabilities	—	—	4,865	—
Government grants	2,051	—	1,903	—
Unused tax losses	1,291	—	1,266	—
Sum	3,342	(3,342)	8,034	(8,241)
Offset	(3,342)	3,342	(8,034)	8,034
Deferred Taxes	—	—	—	(207)